Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment

11. PROPERTY, PLANT AND EQUIPMENT

	LAND AND BUILDINGS	FIXTURES AND FITTINGS	PLANT AND EQUIPMENT	UNDER CONSTRUCTION	TOTAL
Cost
At 1 January 2019	$2,180	$2,314	$14,140	$3,312	$21,946
Additions	188	581	2,409	7,542	10,720
Transfers	602	216	(88)	(730)	—
Acquisition of subsidiaries	—	—	633	—	633
Disposals	—	(29)	(209)	—	(238)
Exchange differences	84	33	402	308	827
At 31 December 2019	3,054	3,115	17,287	10,432	33,888
Accumulated Depreciation
At 1 January 2019	442	1,266	3,178	—	4,886
Charge for the period	478	622	2,681	—	3,781
Transfers	110	108	(218)	—	—
Disposals	—	(17)	(126)	—	(143)
Exchange differences	37	35	151	—	223
At 31 December 2019	1,067	2,014	5,666	—	8,747
Carrying Amount
At 31 December 2019	$1,987	$1,101	$11,621	$10,432	$25,141
Cost
At January 1, 2020	$3,054	$3,115	$17,287	$10,432	$33,888
Additions	3,686	1,115	25,831	33,749	64,381
Transfers	—	(22)	22	—	—
Disposals	—	(126)	(137)	(406)	(669)
Exchange differences	366	64	1,799	2,090	4,319
At December 31, 2020	7,106	4,146	44,802	45,865	101,919
Accumulated Depreciation
At January 1, 2020	1,067	2,014	5,666	—	8,747
Charge for the period	841	618	4,258	—	5,717
Transfers	—	(1)	1	—	—
Disposals	—	(47)	(135)	—	(182)
Exchange differences	151	52	352	—	555
At December 31, 2020	2,059	2,636	10,142	—	14,837
Carrying Amount
At December 31, 2020	$5,047	$1,510	$34,660	$45,865	$87,082
Cost
At January 1, 2021	$7,106	$4,146	$44,802	$45,865	$101,919
Additions	28,047	4,144	72,186	1,969	106,346
Transfers	—	2,137	(2,137)	—	—
Disposals	(67)	(452)	(91)	—	(610)
Exchange differences	(562)	(322)	(2,084)	(574)	(3,542)
At December 31, 2021	34,524	9,653	112,676	47,260	204,113
Accumulated Depreciation
At January 1, 2021	2,059	2,636	10,142	—	14,837
Charge for the period	2,773	2,204	12,298	—	17,275
Transfers	—	1,686	(1,686)	—	—
Disposals	(21)	(366)	(91)	—	(478)
Exchange differences	(106)	(223)	(589)	—	(918)
At December 31, 2021	4,705	5,937	20,074	—	30,716
Carrying Amount
At December 31, 2021	$29,819	$3,716	$92,602	$47,260	$173,397

Depreciation expense of $5,355 (2020: $1,676, 2019: $1,333) has been charged to Research and development expenses and $11,920 (2020: $4,041, 2019: $2,448) to Selling, marketing and administrative expenses.

Assets under construction are comprised of manufacturing equipment to be placed in service in 2022. Commitments related to property, plant and equipment are referenced in Note 23.